EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

NOTE 7—EARNINGS (LOSS) PER SHARE

As of September 30, 2019, the Company’s 19,057,195 shares outstanding included 307,164 shares of contingently issued but unvested restricted stock. As of September 30, 2018, the Company’s 18,514,945 shares outstanding included 193,589 shares of contingently issued but unvested restricted stock. Restricted stock is excluded from the calculation of basic weighted average shares outstanding, but its impact, if dilutive, is included in the calculation of diluted weighted average shares outstanding.

Basic earnings (loss) per common share are calculated by dividing net income (loss) by the weighted average common shares outstanding during the period. Diluted earnings (loss) per common share are based on the weighted average common shares outstanding during the period, adjusted for the potential dilutive effect of common shares that would be issued upon the vesting and release of restricted stock awards and units and stock options, if any.

Basic and diluted earnings (loss) per common share from continuing operations were calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2019	2018	2019	2018
Income (loss) from continuing operations	$(363)	$(2,840)	$1,318	$(11,102)

Basic earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402	18,315,180	18,653,301	18,164,141

Basic earnings (loss) per common share	$(0.02)	$(0.16)	$0.07	$(0.61)

Diluted earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402	18,315,180	18,653,301	18,164,141

Diluted effect:
Unvested portion of restricted stock units and awards	—	—	323,318	—
Weighted average diluted common shares outstanding	18,732,402	18,315,180	18,976,619	18,164,141

Diluted earnings (loss) per common share	$(0.02)	$(0.16)	$0.07	$(0.61)

The weighted average number of shares outstanding used in the computation of basic and diluted loss per common share does not include the effect of the following potentially outstanding common stock. The effects of these potentially outstanding shares were not included in the calculation of diluted loss per common share because the effect would have been anti-dilutive.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Unvested service-based restricted stock and restricted stock unit awards	196,910	425,036	211,243	1,515
Unvested performance- and market-based restricted stock unit awards	618,482	688,812	618,482	688,812
Stock options	122,000	122,000	122,000	122,000

NOTE 11—EARNINGS PER SHARE

As of December 31, 2018, the Company’s 18,660,218 shares outstanding included 193,589 shares of contingently issued but unvested restricted stock. As of December 31, 2017, the Company’s 17,946,386 shares outstanding included 15,279 shares of contingently issued but unvested restricted stock. Restricted stock is excluded from the calculation of basic weighted average shares outstanding, but its impact, if dilutive, is included in the calculation of diluted weighted average shares outstanding.

Basic earnings per common share are calculated by dividing net income by the weighted average common shares outstanding during the period. Diluted earnings per common share are based on the weighted average common shares outstanding during the period, adjusted for the potential dilutive effect of common shares that would be issued upon the vesting and release of restricted stock awards and units.

Basic and diluted loss per common share from continuing operations were calculated as follows:

	Year Ended December 31,
(in thousands, except per share data)	2018	2017
Loss from continuing operations	$(13,790)	$(30,019)

Basic loss per common share:
Weighted average common shares outstanding	18,207,661	17,657,372

Basic loss per common share	$(0.76)	$(1.70)

Diluted loss per common share:
Weighted average common shares outstanding	18,207,661	17,657,372

Diluted effect:
Unvested portion of restricted stock units and awards	—	—
Weighted average diluted common shares outstanding	18,207,661	17,657,372

Diluted loss per common share	$(0.76)	$(1.70)

The weighted-average number of shares outstanding used in the computation of basic and diluted earnings per share does not include the effect of the following potential outstanding common stock. The effects of these potentially outstanding shares were not included in the calculation of diluted earnings per share because the effect would have been anti-dilutive:

	Year Ended December 31,
	2018	2017
Unvested service-based restricted stock awards	1,515	35,403
Unvested performance- and market-based restricted stock awards	620,457	404,515
Stock options	122,000	122,000